Net Operating Revenue - Schedule of Disaggregation of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Disaggregation of Net Operating Revenue [Abstract]
Platform subscription service	R$ 97,478	R$ 96,926
Cancellations, returns and taxes on services	(7,027)	(6,679)
Revenue from platform subscription service	90,451	90,247
Data analytics service	6,020	5,667
Cancellations, returns and taxes on services	(693)	(586)
Revenue from data analytics service	5,327	5,081
Set-up and service	1,176	2,433
Cancellations, returns and taxes on services	(68)	(126)
Revenue from set-up and service	1,108	2,307
Other revenue	589	574
Cancellations, returns and taxes on services	(34)	(33)
Other revenue	555	541
Net operating revenue	R$ 97,441	R$ 98,176